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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-3070

           Hilliard-Lyons Government Fund, Inc.
(Exact name of registrant as specified in charter)

  P. O. Box 32760, Louisville, Kentucky 40232-2760
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr. Hilliard-Lyons Government Fund, Inc. P. O. Box 32760 Louisville, Kentucky 40232-2760	Carol Gehl Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant’s telephone number, including area code:       (502) 588-8602

Date of fiscal year end:     August 31

Date of reporting period:  February 29, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

ITEM 1. REPORT TO SHAREHOLDERS.

        The semi-annual Report to Shareholders follows.

March 18, 2008

Dear Shareholders:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the six months ended February 29, 2008.

It has been a turbulent six months. The current, ongoing credit crisis began in August 2007. The Federal Reserve (the “Fed”) has acted aggressively and in innovative ways to calm credit markets and increase confidence in the U.S. economy. The Fed was created in 1913 in part to be a “lender of last resort” during economic crises. At that time, banks provided most of the credit. Now banks share that role with other lenders including institutional investors, finance companies, asset backed pools and securities dealers.

The Fed’s main weapon is its control over short-term interest rates. It began a series of rate cuts starting with its regularly scheduled meeting in September 2007 when it reduced short-term interest rates by cutting the federal funds rate by 50 basis points. This was the first cut to the federal funds rate since June 2003. A series of rate cuts has since followed ranging from 25 basis points to 75 basis points. The federal funds rate is the rate charged on overnight loans between banks. It currently stands at 2 1/4%. These rate cuts have yet to calm investor fears.

The Fed has also taken other innovative steps to help shore up confidence in the U.S. economy. It has pledged hundreds of billions of dollars to capital-constrained financial institutions in an effort to encourage more lending. However, history has shown that there is a lag of several months before an action by the Fed has an impact. It is hoped the rate cuts will encourage more banks to loosen their lending standards and spur consumers and corporations to start spending more. The Fed can lend to banks through its discount window to prevent a shortage of cash from a temporary interruption or a generalized loss of confidence from causing otherwise sound banks to fail. Banks then must submit to close supervision, maintain certain levels of capital, and refrain from certain business activities. The Fed has had the authority to lend to non-banks since 1932. Prior to now, it had last used this authority in the 1930s. The Fed stepped in on March 14, 2008 to provide emergency funding to keep Bear Stearns Cos. from failing from a severe cash crunch at the firm. Fed officials say they acted not to prevent a big firm from failing but to prevent a firm that is enmeshed in critical markets from failing in a single day.

Economists’ opinions are mixed about what further rate cuts by the Fed could achieve. Many believe current economic problems cannot be fixed by rate cuts. The price of gold hit $1,000 an ounce for the first time ever in March, the price of oil reached $111 a barrel and the dollar hit a record low against the euro. All are troubling signs of inflation or even 1970s style stagflation. The Fed is likely to play an integral part in an increased role by the U.S. government that may include corporate bailouts, fiscal incentives and increased regulation.

Hilliard-Lyons Government Fund, Inc. invests exclusively in high-quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks. Such securities are rated AAA by both Moody’s and Standard &Poor’s. The portfolio allocation at February 29, 2008 is shown here:

Portfolio Allocation1

[1]	As a Percentage of total investments at February 29, 2008. Investments are subject to change daily.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. Our shareholders can be assured we take the responsibility of managing their investment seriously and will do our best to be of valuable service to them during this challenging time.

/s/ Joseph C. Curry, Jr.	/s/ Dianna P. Wengler
JOSEPH C. CURRY, JR.	DIANNA P. WENGLER
President	Senior Vice President and Treasurer

UNDERSTANDING YOUR FUND’S EXPENSES — (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period September 1, 2007 to February 29, 2008. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 9/1/07	Ending Account Value 2/29/08	Net Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,019.17	.74%	$3.72
Hypothetical 5% Return	$1,000.00	$1,021.15	.74%	$3.72
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 182/366 (to reflect the one-half year period).

INFORMATION ABOUT PROXY VOTING BY THE FUND — (UNAUDITED)

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS — (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS
(UNAUDITED)
February 29, 2008

Principal Amount		Cash Equivalent Yield		Maturity Date	Fair Value
	U.S. GOVERNMENT SPONSORED ENTERPRISES* — 100.1%**
$18,267,000	Federal Home Loan Bank Discount Note	2.028%		03/03/08	$ 18,264,970

30,000,000	Federal Home Loan Bank Discount Note	4.223		03/03/08	29,993,117

30,000,000	Federal Home Loan Bank Discount Note	4.272		03/04/08	29,989,550

25,000,000	Federal Home Loan Bank Discount Note	4.355		03/05/08	24,988,208

20,000,000	Federal Home Loan Bank Discount Note	4.115		03/06/08	19,988,806

25,000,000	Federal Home Loan Bank Discount Note	4.283		03/07/08	24,982,583

20,000,000	Federal Home Loan Bank Discount Note	4.236		03/10/08	19,979,325

20,000,000	Federal Home Loan Bank Discount Note	4.011		03/11/08	19,978,167

30,000,000	Federal Home Loan Bank Discount Note	4.407		03/12/08	29,960,812

28,000,000	Federal Home Loan Bank Discount Note	3.796		03/13/08	27,965,280

20,000,000	Federal Home Loan Bank Discount Note	4.263		03/14/08	19,969,956

40,000,000	Federal Home Loan Bank Discount Note	3.673		03/17/08	39,936,000

30,000,000	Federal Home Loan Bank Discount Note	3.632		03/18/08	29,949,567

20,000,000	Federal Home Loan Bank Discount Note	3.719		03/19/08	19,963,550

22,000,000	Federal Home Loan Bank Discount Note	4.229		03/19/08	21,954,625

25,000,000	Federal Home Loan Bank Discount Note	3.056		03/20/08	24,960,417

35,000,000	Federal Home Loan Bank Discount Note	4.261		03/24/08	34,907,090

20,000,000	Federal Home Loan Bank Discount Note	4.070		03/25/08	19,946,933

40,000,000	Federal Home Loan Bank Discount Note	4.387		03/26/08	39,881,111

20,000,000	Federal Home Loan Bank Discount Note	4.340		03/27/08	19,938,828

20,000,000	Federal Home Loan Bank Discount Note	4.087		03/28/08	19,940,075

18,000,000	Federal Home Loan Bank Discount Note	4.348		03/28/08	17,942,760

35,000,000	Federal Home Loan Bank Discount Note	4.199		03/31/08	34,880,417

40,000,000	Federal Home Loan Bank Discount Note	4.244		04/01/08	39,857,572

40,000,000	Federal Home Loan Bank Discount Note	4.247		04/02/08	39,852,622

30,000,000	Federal Home Loan Bank Discount Note	4.229		04/03/08	29,886,700

40,000,000	Federal Home Loan Bank Discount Note	4.102		04/04/08	39,848,700

35,000,000	Federal Home Loan Bank Discount Note	2.769		04/07/08	34,902,156

25,000,000	Federal Home Loan Bank Floating Rate Note	4.466	(a)	04/07/08	25,000,000

25,000,000	Federal Home Loan Bank Floating Rate Note	4.466	(a)	04/07/08	25,000,000

32,000,000	Federal Home Loan Bank Discount Note	2.677		04/08/08	31,911,164

40,000,000	Federal Home Loan Bank Discount Note	4.123		04/09/08	39,825,583

20,000,000	Federal Home Loan Bank Discount Note	2.542		04/10/08	19,944,444

20,000,000	Federal Home Loan Bank Discount Note	2.747		04/11/08	19,938,500
35,000,000	Federal Home Loan Bank Discount Note	2.897		04/15/08	34,875,750

30,000,000	Federal Home Loan Bank Discount Note	3.709		04/16/08	29,861,042

50,000,000	Federal Home Loan Bank Floating Rate Note	3.880	(a)	04/16/08	50,000,000

25,000,000	Federal Farm Credit Bank Discount Note	4.266		04/18/08	24,861,667

20,000,000	Federal Home Loan Bank Discount Note	2.769		04/21/08	19,922,933

30,000,000	Federal Home Loan Bank Discount Note	2.864		04/23/08	29,876,112

See notes to financial statements.

3

HILLIARD-LYONS GOVERNMENT FUND, INC.
SCHEDULE OF INVESTMENTS — continued
(UNAUDITED)
February 29, 2008

Principal Amount		Cash Equivalent Yield	Maturity Date	Fair Value
	U.S. GOVERNMENT SPONSORED ENTERPRISES* — 100.1%**
$30,000,000	Federal Home Loan Bank Discount Note	2.988%	04/25/08	$ 29,865,937

45,000,000	Federal Home Loan Bank Discount Note	2.724	04/28/08	44,806,425

35,000,000	Federal Home Loan Bank Discount Note	2.855	04/30/08	34,836,958

45,000,000	Federal Home Loan Bank Discount Note	2.690	05/02/08	44,795,787

40,000,000	Federal Home Loan Bank Discount Note	2.736	05/07/08	39,800,489

40,000,000	Federal Home Loan Bank Discount Note	2.705	05/09/08	39,796,833

25,000,000	Federal Home Loan Bank Discount Note	2.751	05/14/08	24,861,507

20,000,000	Federal Home Loan Bank Discount Note	2.635	05/16/08	19,891,067

35,000,000	Federal Home Loan Bank Discount Note	2.756	05/19/08	34,792,625

45,000,000	Federal Home Loan Bank Discount Note	2.761	05/21/08	44,726,119

25,000,000	Federal Home Loan Bank Discount Note	2.756	05/23/08	24,844,375

35,000,000	Federal Farm Credit Bank Discount Note	2.814	05/28/08	34,764,722

35,000,000	Federal Home Loan Bank Discount Note	2.654	05/30/08	34,772,500

40,000,000	Federal Home Loan Bank Discount Note	4.181	06/06/08	39,563,500

20,000,000	Federal Home Loan Bank Discount Note	2.813	06/16/08	19,836,825

25,000,000	Federal Home Loan Bank Discount Note	2.679	06/20/08	24,798,427

20,000,000	Federal Home Loan Bank Discount Note	2.816	06/30/08	19,815,475

20,000,000	Federal Home Loan Bank Discount Note	2.570	07/01/08	19,829,878

32,000,000	Federal Home Loan Bank Discount Note	2.572	07/23/08	31,678,720

25,000,000	Federal Home Loan Bank Discount Note	2.680	07/25/08	24,735,375

30,000,000	Federal Home Loan Bank Discount Note	2.630	07/30/08	29,677,238

15,697,000	Federal Home Loan Bank Discount Note	2.535	08/06/08	15,526,836

40,000,000	Federal Home Loan Bank Discount Note	2.560	08/15/08	39,537,039

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES (amortized cost — $1,843,181,749)			1,843,181,749

	TOTAL INVESTMENTS - 100.1% (amortized cost — $1,843,181,749***)			1,843,181,749

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)			(2,363,876)

	NET ASSETS - 100.0%			$1,840,817,873

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.
**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***	Also represents cost for federal income tax purposes.
(a)	Floating rate security. The interest rate adjusts periodically. The interest rate shown is the rate in effect as of February 29, 2008.

See notes to financial statements.

4

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
(UNAUDITED)
February 29, 2008

ASSETS
Investments, (at amortized cost which approximates fair value
(identified and tax cost — $1,843,181,749))	$1,843,181,749
Cash	951
Interest receivables	577,469
Prepaid expenses	70,529

TOTAL ASSETS	1,843,830,698

LIABILITIES
Dividends payable	1,994,060
Due to affiliates — Note B
Investment advisory fee	402,425
Shareholder services fee	309,516
Administration services fee	258,038
Accrued directors’ fees	30,484
Accrued expenses	18,302

TOTAL LIABILITIES	3,012,825

NET ASSETS	$1,840,817,873

Shares of beneficial interest outstanding	1,840,817,873

Net asset value, offering and redemption price per share
(net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

5

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENT OF OPERATIONS
(UNAUDITED)
For the six months ended February 29, 2008

INVESTMENT INCOME
Interest	$38,545,200

EXPENSES
Investment advisory fee — Note B	2,426,869
Shareholder services fee — Note B	1,871,125
Administration services fee — Note B	1,523,575
Printing and other expenses	133,610
Custodian fees and expenses	96,450
Directors’ fees	55,040
Insurance expense	48,615
Professional fees	47,660
Registration fees	29,200
Transfer agent fees and expenses	15,800

Total expenses	6,247,944

Net investment income	32,297,256

Net increase in net assets resulting from operations	$32,297,256

See notes to financial statements.

6

HILLIARD-LYONS GOVERNMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended February 29, 2008 (UNAUDITED)	For the year ended August 31, 2007
FROM OPERATIONS
Net investment income	$ 32,297,256	$ 69,011,587

Net increase in net assets resulting from operations	32,297,256	69,011,587

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	(32,297,256)	(69,011,587)

Total dividends	(32,297,256)	(69,011,587)

FROM CAPITAL SHARE TRANSACTIONS
Net capital share transactions (at $1.00 per share) — Note C	197,786,545	246,943,409

NET ASSETS
Beginning of period	1,643,031,328	1,396,087,919

End of period	$1,840,817,873	$1,643,031,328

See notes to financial statements.

7

HILLIARD-LYONS GOVERNMENT FUND, INC.
FINANCIAL HIGHLIGHTS

        The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

	For the six months ended February 29, 2008 (UNAUDITED)
		For the years ended August 31,
		2007	2006	2005		2004		2003
Net asset value, beginning
of period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.02	0.04	0.04	0.02	(a)	0.01	(a)	0.01	(a)

Total from investment
operations	0.02	0.04	0.04	0.02		0.01		0.01

Less distributions:
From net investment
income	(0.02)	(0.04)	(0.04)	(0.02)		(0.01)		(0.01)

Total distributions	(0.02)	(0.04)	(0.04)	(0.02)		(0.01)		(0.01)

Net asset value, end of
period	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00

Total investment return	1.92%	4.56%	3.70%	1.70%		0.53%		0.63%

SUPPLEMENTAL DATA
Net assets, end of period
(000's omitted)	$1,840,818	$1,643,031	$1,396,088	$1,378,492		$1,427,543		$1,607,234
RATIOS TO AVERAGE NET
ASSETS
Operating expenses	0.74%*	0.76%	0.80%	0.79	%(b)	0.58	%(c)	0.69	%(d)
Net investment
income	3.84%*	4.47%	3.64%	1.69	%(b)	0.53	%(c)	0.65	%(d)

(a)	Net of voluntary investment advisory fee waiver by the Adviser.
(b)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.
(c)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33% respectively, for the year ended August 31, 2004.
(d)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57% respectively, for the year ended August 31, 2003.
*	Annualized

See notes to financial statements.

8

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
February 29, 2008

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48“) entitled “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” on June 15, 2007. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, “Accounting for Income Taxes”, and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Based on our evaluation, we have concluded that there are no significant uncertain tax positions requiring recognition in our financial statements. The Fund is subject to examination by U.S. federal tax authorities for the last three tax years.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2007 and 2006 was as follows:

	For the year ended August 31,
	2007	2006
Distributions paid from ordinary income	$69,011,587	$51,178,421

Total distributions	$69,011,587	$51,178,421

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

9

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
(UNAUDITED)
February 29, 2008

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 during the fiscal year ending August 31, 2009. Management of the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the statement of operations for the period.

NOTE B — INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 11, 2007, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the “Adviser”). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the six months ended February 29, 2008.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, for the period September 1, 2006 through December 31, 2006, the Adviser received a monthly fee from the Fund at the annual rate of .25% of the Fund’s average daily net assets for shareholder services. Beginning January 1, 2007, the Adviser receives a monthly fee from the Fund at the annual rate of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily

10

HILLIARD-LYONS GOVERNMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS — continued
(UNAUDITED)
February 29, 2008

net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion. The Adviser also receives a monthly fee at the annual rate of ..18% of the Fund’s average daily net assets for administration services fee.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000, the board of director chair an additional retainer of $3,500, the audit committee chair an additional annual retainer of $3,000, the nominating committee chair an additional retainer of $1,500, a fee of $2,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the six months ended February 29, 2008 were $40,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C — CAPITAL STOCK

At February 29, 2008, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,822,409,695. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the six months ended February 29, 2008	For the year ended August 31, 2007
Shares sold	2,958,623,853	6,123,984,992
Shares issued to shareholders in reinvestment of dividends	32,739,886	66,789,294
Less shares repurchased	(2,793,577,194)	(5,943,830,877)

Net increase in capital shares	197,786,545	246,943,409

NOTE D — INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

NOTE E — SUBSEQUENT EVENTS

Change in Registered Independent Public Accountants: On March 18, 2008, based on the recommendation of the Audit Committee of the Fund, the Board of Directors appointed Cohen Fund Audit Services, Ltd. as the new registered independent public accountants for the Fund.

Change in Control of Adviser: PNC Financial Services Group, Inc. signed a definitive agreement to sell the Adviser to Houchens Industries, Inc. on November 16, 2007. The transaction is expected to take place on March 31, 2008.

11

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
(UNAUDITED)

The Board of Directors (the “Board”) of the Hilliard-Lyons Government Fund, Inc. (the “Fund”) considered the approval of a new investment advisory agreement (the “New Advisory Agreement”) with J.J.B. Hilliard, W.L. Lyons, Inc. (the “Adviser”) at a meeting of the Board held on December 17, 2007. The Fund’s current investment advisory agreement with the Adviser (the “Prior Advisory Agreement”) is expected to terminate during or shortly after the first calendar quarter of 2008 due to a proposed change of ownership of the Adviser (the “Proposed Transaction”). The PNC Financial Services Group, Inc., the Adviser’s parent company, has agreed to sell its ownership interest in the Adviser to HL Financial Services, LLC, a subsidiary of Houchens Industries, Inc. (“Houchens”).

In reaching its decision to approve the New Advisory Agreement, the Directors, all of whom are “non-interested”directors as defined in the Investment Company Act of 1940 (the “1940 Act”), met at their regular meeting held on December 17, 2007 with senior executives of the Adviser and Houchens’ legal counsel. In the course of their review, the Directors, with the assistance of independent counsel, considered their legal responsibilities with regard to all factors deemed to be relevant to the Fund, including, but not limited to the following: (1) the quality of services provided to the Fund since the Adviser first became investment adviser to the Fund since its inception in 1980; (2) the performance of the Fund since the Adviser became the investment adviser to the Fund; (3) the fact that the Proposed Transaction is not expected to affect the manner in which the Fund is advised; (4) the fact that the current investment management team will continue to manage the Fund; (5) the fee structure under the New Advisory Agreement would be identical to the fee structure under the Prior Advisory Agreement; (6) the changes to terms in the New Advisory Agreement from the Prior Advisory Agreement are generally to conform to current regulatory requirements and industry best practices; and (7) other factors deemed relevant.

The Directors also evaluated the New Advisory Agreement in light of information they had requested and received from the Adviser prior to the December 17, 2007 meeting and the materials received related to the annual approval of the Prior Advisory Agreement prior to the October 11, 2007 meeting. The Directors reviewed these materials with management of the Adviser, legal counsel to Houchens and independent counsel to the Directors. The Directors also discussed the New Advisory Agreement with counsel in an executive session, at which no representatives of the Adviser or Houchens were present. The Directors considered whether the New Advisory Agreement would be in the best interests of the Fund and its shareholders and the overall fairness of the New Advisory Agreement. Among other things, the Directors reviewed information concerning: (1) the nature, extent and quality of the services provided by the Adviser; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by the Adviser and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been or will be realized as the Fund grows; and (5) the extent to which fee levels reflect the economies of scale, if any, for the benefit of the Fund’s shareholders. In their deliberations, the Directors did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Director attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Fund. The Directors evaluated the nature, extent and quality of the services that the Adviser would provide under the New Advisory Agreement, which are the same services that the Adviser provides under the Prior Advisory Agreement, on the basis of the functions that the Adviser performs, and the quality and stability of the staff committed to those functions, the Adviser’s Form ADV, the Adviser’s favorable compliance record and financial condition and its background and history in providing services to the Fund under the Prior Advisory Agreement. The Directors considered the Adviser’s

12

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT — continued
(UNAUDITED)

disciplined investment decision-making process used for the Fund. The Directors also considered other services that the Adviser renders to the Fund in its capacity as its investment adviser, such as providing some of its key personnel available to serve as officers of the Fund, ensuring adherence to the Fund’s investment policies and restrictions, providing support services to the Directors and overseeing the Fund’s other service providers. The Directors further noted that the Adviser, in its capacity as a registered broker-dealer, also serves as distributor and principal underwriter of shares of the Fund and spends time and effort marketing the Fund. The Directors also considered the fact that the Adviser has not experienced any significant legal, compliance or regulatory difficulties related to the services it provides to the Fund. Based on the information provided and the Directors’ prior experience with the Adviser, the Directors concluded that the nature and extent of the services that the Adviser will provide under the New Advisory Agreement, as well as the quality of those services, would be satisfactory.

The Directors took into account that there will be no changes (including changes to the fee structure) that will adversely impact the Adviser’s ability to provide the same quality of services as were provided in the past; the New Advisory Agreement is similar in most respects to the Prior Advisory Agreement; management of the Adviser would not change following the change in control; the Adviser would be sufficiently capitalized following the Proposed Transaction to continue its operations; there are no litigation, regulatory, or administrative proceedings pending against the Adviser or its principal executive officers relating to services the Adviser provides to the Fund alleging violations of securities or related laws, fraudulent conduct, breach of fiduciary duty, or similar violations; there are no pending regulatory inquiries by the SEC or other regulators involving the Adviser relating to the Adviser’s investment advisory activities; there are no material compliance issues or material changes to compliance policies and procedures since the last renewal of the Prior Advisory Agreement; during the interim period, the advisory fees will be held in escrow pending approval of the New Advisory Agreement; the Fund would not bear any expenses related to the Proposed Transaction, including expenses related to the proxy statement, and any costs of indemnifying their officers, directors or agents with respect to the costs of any litigation or regulatory action arising in connection with the Proposed Transaction; and there are no planned fee increases for the Fund over the next two years.

Section 15(f) of the 1940 Act. The Directors also considered whether the arrangements between the Adviser and the Fund comply with the conditions of Section 15(f) of the 1940 Act. Section 15(f) provides a non-exclusive safe harbor for an investment adviser to an investment company or any of its affiliated persons to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met. First, for a period of three years after closing of the transaction, at least 75% of the board members of the Fund cannot be “interested persons” (as defined in the 1940 Act) of the investment adviser or predecessor adviser. Second, an “unfair burden” must not be imposed upon the Fund as a result of the transaction or any express or implied terms, conditions or understandings applicable thereto. The term “unfair burden” is defined in Section 15(f) to include any arrangement during the two-year period after closing of the transaction whereby the investment adviser (or predecessor or successor adviser) or any interested person of any such investment adviser, receives or is entitled to receive any compensation, directly or indirectly, from the Fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the Fund (other than bona fide ordinary compensation as principal underwriter for the Fund).

Consistent with the first condition of Section 15(f), the Adviser has represented that there are currently no plans to reconstitute the Board of Directors following the Proposed Transaction. Thus, at least 75% of the

13

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT — continued
(UNAUDITED)

Directors would not be “interested persons” (as defined in the 1940 Act) of the Adviser for a period of three years after closing of the Proposed Transaction and would be in compliance with this provision of Section 15(f). With respect to the second condition of Section 15(f), the Adviser has represented that the Proposed Transaction will not have an economic impact on the Adviser’s ability to provide services to the Fund and, accordingly, no fee increases are contemplated. Thus, the Proposed Transaction will not result in an “unfair burden” (as defined in Section 15(f)) during the two-year period following the closing of the Proposed Transaction.

Costs of Services Provided and Profits Realized by the Adviser. The Directors examined the fee and expense information for the Fund, including a comparison of such information to other similarly situated mutual funds as determined by Lipper Inc. (“Lipper”). The Directors also examined the total expense ratio of the Fund relative to all other mutual funds in its Lipper category based on the Fund’s unaudited semiannual report data from February 28, 2007, annualized to reflect a fiscal year-end of August 31, 2007.

The Directors reviewed financial information provided by the Adviser, including information concerning its costs in providing services to the Fund and its profitability. The Directors determined that the advisory fees paid by the Fund were competitive with those of other funds in its peer group. The Directors further noted that the Fund’s actual total expenses are above the median due, in part, to the Fund’s payment of shareholder servicing and administration fees to the Adviser at a rate greater than the rates paid by other funds in its peer group. The Directors determined that the Adviser devoted sufficient financial and other resources to fulfill its responsibilities to the Fund and that the profits realized by the Adviser were reasonable given the costs of providing services to the Fund.

The Directors noted that the Adviser does not manage other funds or accounts with investment objectives comparable to that of the Fund. Consequently, there was no basis to compare the Fund’s performance with other funds or accounts that the Adviser manages. The Directors also reviewed and considered the continuation of the same level of contractual advisory fees for at least the next two years.

Based on the information provided, the Directors concluded that the amount of advisory fees that the Fund currently pays, and will pay under the New Advisory Agreement, to the Adviser is reasonable in light of the nature and quality of the services provided.

Investment Performance of the Fund. The Directors reviewed information prepared by Lipper as of August 31, 2007 concerning the Fund’s investment performance, both absolutely as well as compared to other funds in its peer group. The Fund’s peer group as determined by management consists of retail no-load U.S. Treasury money market funds without regard to asset size. The Directors noted that the Fund’s performance slightly exceeded the peer group average for the one year period ended August 31, 2007, and outperformed the peer group for the three, five and ten year periods ended August 31, 2007. The Directors determined that the Fund’s performance compared favorably with other funds in its peer group over an extended period of time, which reflected favorably on the high quality of the Adviser’s staff assigned to the Fund. The Directors also considered the Adviser’s quarterly portfolio reviews explaining the Fund’s performance, the Adviser’s consistent and disciplined investment decision process and the investment strategies it employs for the Fund. After considering all of the information, the Directors concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

14

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT — continued
(UNAUDITED)

Economies of Scale and Fee Levels Reflecting Those Economies. In considering the overall fairness of the New Advisory Agreement, the Directors assessed the degree to which economies of scale will be realized as the Fund grows as well as the extent to which fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The materials that the Adviser provided to the Directors reflected economies that have been achieved as the Fund has grown in that certain costs of providing services to the Fund either remain stable or increase at a lesser rate than the rate of growth of the Fund’s assets. The Directors reviewed the pattern of growth in the Fund’s assets and the Fund’s expense ratio as well as the amount of fees voluntarily waived by the Adviser during recent periods when the market yields on the Fund’s portfolio were very low. The Directors also noted that the Fund, and its shareholders, have shared in the economies of scale realized as the Fund has grown through reductions in the overall level of advisory fees through the achievement of breakpoints in the Adviser’s fee schedule. The Directors determined that the fee schedule, including breakpoints, in the New Advisory Agreement is reasonable and appropriate and that further breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets.

Other Benefits to the Adviser. Given the nature of the Fund, the Adviser advised the Directors that it derives minimal, if any, indirect benefits from its relationship with the Fund. Therefore, the fees that the Adviser earns as the Fund’s investment adviser and for providing administrative and shareholder services are the principal benefits according to the Adviser as a result of its relationship with the Fund. The Directors believe that the Fund generally benefits from its association with the Adviser and the use of the “Hilliard-Lyons” name. Based on all of the information presented to and considered by the Directors and the conclusions that it reached, the Directors approved the New Advisory Agreement on the basis that its terms and conditions are fair to, and in the best interests of, the Fund and its shareholders.

15

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Investment Adviser, Administrator
and Distributor

J.J.B. Hilliard, W.L. Lyons, Inc.
500 West Jefferson Street
Louisville, Kentucky 40202
(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company
John Adams Building – 2N
1776 Heritage Drive
North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent
Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair
William A. Blodgett, Jr.
J. Robert Shine
Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Senior Vice President
and Treasurer

Edward J. Veilleux – Vice President
and Chief Compliance Officer

Stephanie J. Ferree – Assistant Vice President
and Secretary

Timothy P. Riordan – Assistant Vice President

Hilliard-Lyons
Government Fund, Inc.
Semi-Annual Report
February 29, 2008

ITEM 2. CODE OF ETHICS.

        Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

        Included as part of the report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics. Not Applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr Joseph C. Curry, Jr. President

Date: April 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler Dianna P. Wengler Senior Vice President and Treasurer

Date: April 4, 2008

By (Signature and Title)	/s/ Joseph C. Curry, Jr. Joseph C. Curry, Jr. President

Date: April 4, 2008